Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Accruals for consulting fees		$ 649
Payroll payables	1,303,352	1,020,252
Office rental		10,000
Other payables	54,612	2,228,418
Subtotal	1,357,964	3,259,319
Less: Accrued expenses and other payables- discontinued operations
Total accrued expenses and other payables	$ 1,357,964	$ 3,259,319